Exhibit 99.1
	RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/31/2018
This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section: http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html
In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.
Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series(1)	Principal Amount	Translation Rate	Equivalent	Maturity Date(2)	Interest Basis	Rate Type
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
CB15	€ 1,000,000,000	1.4694000 C$/€	$1,469,400,000	6/19/2019	0.750%	Fixed
CB16	AU$750,000,000	1.0024000 C$/AU$	$751,800,000	9/23/2019	3 month BBSW +0.57%	Floating
CB17	US$1,750,000,000	1.0972000 C$/US$	$1,920,100,000	9/23/2019	2.200%	Fixed
CB18	US$2,000,000,000	1.2520000 C$/US$	$2,504,000,000	2/5/2020	1.875%	Fixed
CB19	$1,500,000,000	N/A	$1,500,000,000	3/23/2020	3 month BA +0.36%	Floating
CB20	$700,000,000	N/A	$700,000,000	3/23/2020	1.590%	Fixed
CB21	€ 1,000,000,000	1.3870000 C$/€	$1,387,000,000	6/17/2022	0.875%	Fixed
CB22	€ 279,500,000	1.4017000 C$/€	$391,775,150	7/21/2031	1.652%	Fixed
CB23	£400,000,000	1.9872000 C$/£	$794,880,000	7/20/2018	3 month £ Libor +0.28%	Floating
CB24	US$500,000,000	1.2986000 C$/US$	$649,300,000	7/23/2018	3 month USD LIBOR +0.30%	Floating
CB25	€ 1,250,000,000	1.4899000 C$/€	$1,862,375,000	12/16/2020	0.500%	Fixed
CB26	US$1,750,000,000	1.3027000 C$/US$	$2,279,725,000	10/14/2020	2.100%	Fixed
CB27	€ 410,500,000	1.4525000 C$/€	$596,234,800	12/15/2034	1.616%	Fixed
CB28	€ 100,000,000	1.5370000 C$/€	$153,700,000	1/14/2036	1.625%	Fixed
CB29	£350,000,000	1.8915000 C$/£	$662,025,000	3/11/2019	3 month £ Libor +0.50%	Floating
CB30	€ 1,500,000,000	1.4808000 C$/€	$2,221,200,000	3/11/2021	0.125%	Fixed
CB31	US$1,750,000,000	1.3266000 C$/US$	$2,321,550,000	3/22/2021	2.300%	Fixed
CB32	$2,000,000,000	N/A	$2,000,000,000	4/26/2019	1.400%	Fixed
CB33	£100,000,000	1.7199000 C$/£	$171,990,000	9/14/2021	3 month £ ICE Libor +0.40%	Floating
CB34	£500,000,000	1.6401000 C$/£	$820,050,000	12/22/2021	1.125%	Fixed
CB35	£650,000,000	1.7114000 C$/£	$1,112,410,000	12/8/2022	3 month £ Libor +0.23%	Floating
Total			$33,743,249,950
OSFI Covered Bond Limit			$48,446,063,640

Weighted average maturity of Outstanding Covered Bonds (months)				29.82
Weighted average remaining term of Loans in Cover Pool (months)				27.90

Series Ratings		Moody's	DBRS	Fitch
CB7		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA
CB15		Aaa	AAA	AAA
CB16		Aaa	AAA	AAA
CB17		Aaa	AAA	AAA
CB18		Aaa	AAA	AAA
CB19		Aaa	AAA	AAA
CB20		Aaa	AAA	AAA
CB21		Aaa	AAA	AAA
CB22		Aaa	AAA	AAA
CB23		Aaa	AAA	AAA
CB24		Aaa	AAA	AAA
CB25		Aaa	AAA	AAA
CB26		Aaa	AAA	AAA
CB27		Aaa	AAA	AAA
CB28		Aaa	AAA	AAA
CB29		Aaa	AAA	AAA
CB30		Aaa	AAA	AAA
CB31		Aaa	AAA	AAA
CB32		Aaa	AAA	AAA
CB33		Aaa	AAA	AAA
CB34		Aaa	AAA	AAA
CB35		Aaa	AAA	AAA
(1) Series CB36 £750,000,000 3 month £ Libor + 0.27%  Covered Bonds due June 8, 2021 (C$ Equivalent of $1,291,500,000) closed June 8, 2018 (after the Calculation Date) and accordingly has not been included in the Asset Coverage Test or other statistical information in this report.

(2) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

RBC Covered Bond Programme		Monthly Investor Report - May 31, 2018				Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/31/2018
Supplementary Information
Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	PricewaterhouseCoopers LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon
(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG. The Paying Agent in respect of Series CB19, Series CB20 and Series CB32 is Royal Bank of Canada.

Royal Bank of Canada's Ratings(1)
	Moody's	DBRS	Fitch
Senior Debt / Long-Term Issuer Default Rating (Fitch)	A1	AA	AA
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating ("dr") (Short-Term/Long-Term)	P-1 (dr) / A1 (dr)	n/a / AA (dr)	*
Counterparty Risk Assessment (Short-Term/Long-Term)	P-1 (cr) / Aa3 (cr)	n/a	n/a
Derivative Counterparty Rating (Short-Term/Long-Term)	n/a	n/a	*
Rating Outlook	Negative	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(1)
	Moody's	DBRS	Fitch
Senior Debt / Long-Term Issuer Default Rating (Fitch)	A1	AA	AA-
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating (Short-Term/Long-Term)	P-1 (dr) / A1 (dr)	n/a / AA (dr)	*

Description of Ratings Triggers(2) (3)
A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(4)
Standby Account Bank/GDA Provider (BMO)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(4)
Cash Manager (RBC)	P-2 (cr)	BBB (low) (long)	F2 & BBB+(5)
Servicer (RBC)	Baa3 (cr)	BBB (low) (long)	F2 & BBB+(5)
Interest Rate Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(5)
Covered Bond Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(5)

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (cr)	n/a	BBB (long)(5)
(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1 (dr)	BBB (low)	F1 & A-(4)
(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1 (dr)	BBB (low)	F1 & A-(4)

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1 (dr)	BBB (low)	F1 & A-(4)

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Establishment of the Reserve Fund	P-1(cr)	R-1 (mid) & A (low)	F1 & A-(4)

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)(6)	BBB (high) (long)	BBB+ (long)(6)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch
(a) Interest Rate Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(5)

(b) Covered Bond Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(5)

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) "*" indicates that Fitch has not yet assigned the relevant rating or assessement.
(2) Where one rating or assessment is expressed, unless otherwise specified, such rating or assessment is short-term. Where two ratings or assessments are expressed, the first is short-term and the second is long-term. Unless otherwise specified, ratings or assessments are in respect of Senior Debt (or the Long-Term Issuer Default Rating in the case of Fitch) and Short-Term Debt (or the Short-Term Issuer Default Rating in the case of Fitch). Where two ratings or assessments are listed in respect of a relevant action, the action is required to be taken where the rating or assessment of the relvevant party falls below both such ratings or assessments.

(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) These ratings will be in respect of deposit ratings from Fitch following Fitch having assigned deposit ratings to the relevant party.
(5) These ratings will be in respect of Derivative Counterparty Ratings from Fitch and include the (dcr) reference following Fitch having assigned Derivative Counterparty Ratings to the relevant party.

(6) Following the date the final Government of Canada regulations of the Covered Bond Swap Provider’s bank recapitalization or “bail-in” regime” come into force, the Moody's assessment will be Baa1(cr) and, if at such time, Fitch has assigned Derivative Counterparty Ratings to the Covered Bond Swap Provider, the Fitch rating will be BBB+(dcr).

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2018			Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/31/2018
Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$33,743,249,950

A = lower of (i) LTV Adjusted True Balance, and	$54,140,928,776	A (i)	$58,203,480,859
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$54,140,928,776
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$430,730,908
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$53,710,197,867

Regulatory OC Minimum Calculation

A (Level of Overcollateralization) = lesser of (a) Cover Pool Collateral, and	$36,303,972,684	A (a)	$58,171,348,200*
(b) Cover Pool Collateral required to meet the Asset Coverage Test		A (b)	$36,303,972,684

B (C$ Equivalent of Outstanding Covered Bonds)	$33,743,249,950

Regulatory OC Minimum Calculation (A/B)	107.59%
Regulatory Minimum Calculation	103.00%
*Amount includes Voluntary Overcollateralization and does not include Accrued Interest, Arrears of Interest or any other other amount which is due or accrued on the Loans amount which has not been paid or capitalized.

Valuation Calculation

Trading Value of Covered Bonds			$35,712,878,224

A = LTV Adjusted Present Value			$57,629,067,939	Weighted Average Effective Yield
				of Performing Eligible Loans:	3.54%
B = Principal Receipts			-
C = Cash Capital Contributions
D = Trading Value of Substitute Assets			-
E = Reserve Fund Balance			-
F = Trading Value of Swap Collateral			-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)			$57,629,067,939

Intercompany Loan Balance

Guarantee Loan			$36,504,417,747
Demand Loan			$21,693,572,799
Total			$58,197,990,545

Cover Pool Losses

Period End	Write-off Amounts		Loss Percentage (Annualized)
May 31, 2018	$463,272		0.01%

Cover Pool Flow of Funds

	31-May-2018		30-Apr-2018
Cash Inflows
Principal Receipts	$1,185,125,023		$1,014,164,146
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$12,604,601,476		$0
Revenue Receipts	$108,339,146		$121,883,435
Swap receipts	$117,336,174	(1)	$110,680,294	(2)
Cash Outflows
Swap payment	($108,339,146)	(1)	($121,883,435)	(2)
Swap Breakage Fee	($123,602,340)		$0
Intercompany Loan interest	($117,101,502)	(1)	($110,458,933)	(2)
Intercompany Loan principal	($1,194,191,313)	(1)	($1,014,164,146)	(2)
Purchase of Loans	($12,471,932,845)		$0
Net inflows/(outflows)	$234,673		$221,361

(1) Cash settlement to occur on June 18, 2018
(2) Cash settlement occurred on May 17, 2018

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2018				Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/31/2018
Cover Pool Summary Statistics

Previous Month Ending Balance	$46,814,735,765
Current Month Ending Balance	$58,224,682,656
Number of Mortgages in Pool	352,590
Average Mortgage Size	$165,134
Ten Largest Mortgages as a % of Current Month Ending Balance	0.05%
Number of Properties	275,260
Number of Borrowers	268,275
	Original	(1)	Indexed(2)
Weighted Average LTV - Authorized	70.23%		54.66%
Weighted Average LTV - Drawn	60.86%		47.77%
Weighted Average LTV - Original Authorized	72.42%
Weighted Average Mortgage Rate	2.85%
Weighted Average Seasoning (Months)	24.15
Weighted Average Original Term (Months)	52.05
Weighted Average Remaining Term (Months)	27.90

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans		Percentage	Principal Balance	Percentage
Current and less than 30 days past due	351,906		99.81	$58,116,026,345	99.81
30 to 59 days past due	243		0.07	$39,776,984	0.07
60 to 89 days past due	98		0.03	$15,544,871	0.03
90 or more days past due	343		0.10	$53,334,456	0.09
Total	352,590		100.00	$58,224,682,656	100.00

Cover Pool Provincial Distribution

Province	Number of Loans		Percentage	Principal Balance	Percentage
Alberta	41,498		11.77	$7,325,989,637	12.58
British Columbia	63,053		17.88	$13,016,212,082	22.36
Manitoba	13,907		3.94	$1,615,536,870	2.77
New Brunswick	6,644		1.88	$572,477,167	0.98
Newfoundland and Labrador	4,183		1.19	$521,501,331	0.90
Northwest Territories	28		0.01	$3,533,329	0.01
Nova Scotia	10,348		2.93	$1,053,395,718	1.81
Nunavut	2		0.00	$43,113	0.00
Ontario	146,398		41.52	$26,340,237,468	45.24
Prince Edward Island	1,307		0.37	$124,535,268	0.21
Quebec	52,915		15.01	$6,029,382,436	10.36
Saskatchewan	12,170		3.45	$1,599,034,130	2.75
Yukon	137		0.04	$22,804,106	0.04
Total	352,590		100.00	$58,224,682,656	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans		Percentage	Principal Balance	Percentage
Score Unavailable	165		0.05	$19,838,246	0.03
499 and below	1,038		0.29	$154,197,272	0.26
500 - 539	814		0.23	$122,293,047	0.21
540 - 559	600		0.17	$94,612,572	0.16
560 - 579	854		0.24	$131,670,903	0.23
580 - 599	1,262		0.36	$204,340,675	0.35
600 - 619	2,090		0.59	$350,717,889	0.60
620 - 639	3,485		0.99	$607,985,478	1.04
640 - 659	5,698		1.62	$1,037,348,005	1.78
660 - 679	8,909		2.53	$1,612,886,724	2.77
680 - 699	13,086		3.71	$2,367,082,263	4.07
700 - 719	16,932		4.80	$3,071,354,047	5.28
720 - 739	20,000		5.67	$3,507,494,955	6.02
740 - 759	22,024		6.25	$3,871,671,624	6.65
760 - 779	24,662		6.99	$4,423,825,480	7.60
780 - 799	29,091		8.25	$5,248,952,586	9.01
800 and above	201,880		57.26	$31,398,410,889	53.93
Total	352,590		100.00	$58,224,682,656	100.00

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2018				Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/31/2018
Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	260,248	73.81	$41,858,658,073	71.89
Variable	92,342	26.19	$16,366,024,583	28.11
Total	352,590	100.00	$58,224,682,656	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	59,863	16.98	$12,547,630,883	21.55
Homeline Mortgage Segment	292,727	83.02	$45,677,051,773	78.45
Total	352,590	100.00	$58,224,682,656	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	30,147	8.55	$5,089,154,338	8.74
Owner Occupied	322,443	91.45	$53,135,528,319	91.26
Total	352,590	100.00	$58,224,682,656	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	692	0.20	$124,596,722	0.21
2.0000% - 2.4999%	55,112	15.63	$9,835,842,910	16.89
2.5000% - 2.9999%	192,061	54.47	$32,440,966,629	55.72
3.0000% - 3.4999%	85,789	24.33	$13,688,756,824	23.51
3.5000% - 3.9999%	11,516	3.27	$1,287,710,782	2.21
4.0000% - 4.4999%	2,634	0.75	$299,126,525	0.51
4.5000% - 4.9999%	1,237	0.35	$132,668,067	0.23
5.0000% - 5.4999%	1,456	0.41	$174,770,993	0.30
5.5000% - 5.9999%	50	0.01	$3,880,512	0.01
6.0000% - 6.4999%	16	0.00	$2,091,730	0.00
6.5000% - 6.9999%	4	0.00	$385,799	0.00
7.0000% and above	2,023	0.57	$233,885,163	0.40
Total	352,590	100.00	$58,224,682,656	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	75,268	21.35	$11,077,484,956	19.03
12.00 - 23.99	101,252	28.72	$15,757,073,492	27.06
24.00 - 35.99	74,621	21.16	$11,961,600,602	20.54
36.00 - 47.99	46,988	13.33	$8,447,680,124	14.51
48.00 - 59.99	51,045	14.48	$10,378,977,225	17.83
60.00 - 71.99	2,550	0.72	$470,078,537	0.81
72.00 - 83.99	541	0.15	$73,599,010	0.13
84.00 - 119.99	323	0.09	$57,966,960	0.10
120.00 and above	2	0.00	$221,750	0.00
Total	352,590	100.00	$58,224,682,656	100.00

Cover Pool Loan Seasoning

Loan Seasoning (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	98,235	27.86	$18,176,358,353	31.22
12.00 - 23.99	75,728	21.48	$13,245,745,791	22.75
24.00 - 35.99	72,100	20.45	$10,865,165,934	18.66
36.00 - 59.99	100,501	28.50	$15,294,536,243	26.27
60.00 and above	6,026	1.71	$642,876,334	1.10
Total	352,590	100.00	$58,224,682,656	100.00

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2018			Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/31/2018
Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	145,737	41.33	$7,484,438,554	12.85
100,000 - 149,999	59,628	16.91	$7,404,019,821	12.72
150,000 - 199,999	46,263	13.12	$8,046,070,804	13.82
200,000 - 249,999	32,145	9.12	$7,192,586,813	12.35
250,000 - 299,999	21,956	6.23	$6,003,152,297	10.31
300,000 - 349,999	14,235	4.04	$4,603,473,829	7.91
350,000 - 399,999	9,497	2.69	$3,544,487,687	6.09
400,000 - 449,999	6,172	1.75	$2,613,608,093	4.49
450,000 - 499,999	4,376	1.24	$2,073,610,284	3.56
500,000 - 549,999	2,924	0.83	$1,531,825,198	2.63
550,000 - 599,999	2,188	0.62	$1,256,404,862	2.16
600,000 - 649,999	1,540	0.44	$960,602,693	1.65
650,000 - 699,999	1,189	0.34	$801,698,732	1.38
700,000 - 749,999	850	0.24	$615,880,435	1.06
750,000 - 799,999	694	0.20	$537,661,822	0.92
800,000 - 849,999	512	0.15	$422,482,109	0.73
850,000 - 899,999	453	0.13	$396,004,230	0.68
900,000 - 949,999	348	0.10	$321,535,505	0.55
950,000 - 999,999	361	0.10	$351,946,056	0.60
1,000,000 and above	1,522	0.43	$2,063,192,833	3.54
Total	352,590	100.00	$58,224,682,656	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	31,648	8.98	$4,934,138,772	8.47
Detached	285,608	81.00	$47,190,185,666	81.05
Duplex	4,075	1.16	$571,501,224	0.98
Fourplex	993	0.28	$174,798,660	0.30
Other	790	0.22	$119,683,794	0.21
Row (Townhouse)	15,552	4.41	$2,747,039,930	4.72
Semi-detached	12,922	3.66	$2,333,698,828	4.01
Triplex	1,002	0.28	$153,635,782	0.26
Total	352,590	100.00	$58,224,682,656	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	14,350	5.21	$1,013,568,600	1.74
20.01 - 25.00	6,263	2.28	$831,026,806	1.43
25.01 - 30.00	9,108	3.31	$1,464,760,754	2.52
30.01 - 35.00	14,909	5.42	$2,724,185,741	4.68
35.01 - 40.00	21,476	7.80	$4,329,911,909	7.44
40.01 - 45.00	26,591	9.66	$5,744,506,215	9.87
45.01 - 50.00	35,118	12.76	$7,488,468,360	12.86
50.01 - 55.00	30,413	11.05	$6,572,923,688	11.29
55.01 - 60.00	28,736	10.44	$6,420,317,913	11.03
60.01 - 65.00	20,886	7.59	$4,920,654,851	8.45
65.01 - 70.00	17,671	6.42	$4,426,657,865	7.60
70.01 - 75.00	22,173	8.06	$5,146,076,356	8.84
75.01 - 80.00	20,186	7.33	$5,011,446,285	8.61
> 80.00	7,380	2.68	$2,130,177,313	3.66
Total	275,260	100.00	$58,224,682,656	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	43,831	15.92	$3,614,557,819	6.21
20.01 - 25.00	16,328	5.93	$2,482,171,800	4.26
25.01 - 30.00	18,749	6.81	$3,433,972,365	5.90
30.01 - 35.00	21,760	7.91	$4,604,670,928	7.91
35.01 - 40.00	24,203	8.79	$5,618,773,281	9.65
40.01 - 45.00	24,977	9.07	$6,012,232,209	10.33
45.01 - 50.00	26,606	9.67	$6,471,458,081	11.11
50.01 - 55.00	23,612	8.58	$5,810,346,362	9.98
55.01 - 60.00	19,421	7.06	$4,897,764,924	8.41
60.01 - 65.00	15,352	5.58	$4,064,588,487	6.98
65.01 - 70.00	14,254	5.18	$3,877,970,981	6.66
70.01 - 75.00	13,233	4.81	$3,536,263,865	6.07
75.01 - 80.00	10,672	3.88	$2,999,399,805	5.15
> 80.00	2,262	0.82	$800,511,749	1.37
Total	275,260	100.00	$58,224,682,656	100.00

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2018			Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/31/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$226,387,303	$0	$181,444	$22,187	$226,590,934
	20.01 - 25.00	$154,308,921	$64,540	$0	$428,997	$154,802,458
	25.01 - 30.00	$207,693,044	$0	$0	$110,057	$207,803,102
	30.01 - 35.00	$280,445,077	$0	$384,350	$502,840	$281,332,268
	35.01 - 40.00	$352,428,147	$111,374	$0	$530,013	$353,069,534
	40.01 - 45.00	$441,400,104	$176,219	$0	$3,999,234	$445,575,558
	45.01 - 50.00	$587,404,744	$782,880	$474,913	$2,459,794	$591,122,330
	50.01 - 55.00	$661,073,082	$575,031	$1,232,374	$392,500	$663,272,987
	55.01 - 60.00	$743,515,740	$939,251	$0	$1,209,839	$745,664,830
	60.01 - 65.00	$782,060,036	$459,119	$0	$4,003,412	$786,522,566
	65.01 - 70.00	$860,120,366	$610,519	$162,098	$2,991,016	$863,884,000
	70.01 - 75.00	$882,446,016	$1,569,118	$747,153	$2,281,912	$887,044,199
	75.01 - 80.00	$840,467,071	$1,814,196	$0	$1,307,849	$843,589,116
	> 80.00	$274,509,354	$608,979	$0	$597,424	$275,715,756
Total Alberta		$7,294,259,005	$7,711,226	$3,182,332	$20,837,074	$7,325,989,637

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$1,314,410,515	$585,578	$220,722	$642,439	$1,315,859,254
	20.01 - 25.00	$892,774,181	$196,461	$0	$175,224	$893,145,866
	25.01 - 30.00	$1,227,363,772	$748,966	$294,941	$333,486	$1,228,741,166
	30.01 - 35.00	$1,575,124,974	$1,005,117	$0	$777,026	$1,576,907,117
	35.01 - 40.00	$1,889,798,138	$2,812,403	$791,513	$740,878	$1,894,142,933
	40.01 - 45.00	$1,638,077,349	$1,560,406	$0	$3,068,507	$1,642,706,262
	45.01 - 50.00	$1,395,367,822	$816,367	$397,186	$977,157	$1,397,558,533
	50.01 - 55.00	$975,675,994	$163,443	$124,642	$614,931	$976,579,009
	55.01 - 60.00	$635,818,997	$1,101,367	$0	$210,350	$637,130,715
	60.01 - 65.00	$495,319,820	$0	$0	$0	$495,319,820
	65.01 - 70.00	$434,182,005	$0	$0	$0	$434,182,005
	70.01 - 75.00	$272,836,627	$0	$0	$0	$272,836,627
	75.01 - 80.00	$239,970,027	$0	$0	$0	$239,970,027
	> 80.00	$11,132,749	$0	$0	$0	$11,132,749
Total British Columbia		$12,997,852,970	$8,990,108	$1,829,005	$7,539,999	$13,016,212,082

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$51,277,082	$64,743	$72,398	$0	$51,414,222
	20.01 - 25.00	$34,740,932	$0	$0	$0	$34,740,932
	25.01 - 30.00	$46,332,706	$0	$50,315	$0	$46,383,021
	30.01 - 35.00	$58,924,348	$0	$0	$0	$58,924,348
	35.01 - 40.00	$84,105,189	$253,147	$116,806	$0	$84,475,142
	40.01 - 45.00	$105,569,467	$193,819	$194,149	$208,847	$106,166,283
	45.01 - 50.00	$139,719,909	$0	$0	$101,335	$139,821,243
	50.01 - 55.00	$165,844,221	$327,439	$0	$315,923	$166,487,583
	55.01 - 60.00	$167,912,339	$419,447	$0	$229,042	$168,560,827
	60.01 - 65.00	$174,805,033	$191,995	$0	$0	$174,997,029
	65.01 - 70.00	$187,691,750	$283,411	$107,875	$255,296	$188,338,333
	70.01 - 75.00	$201,774,125	$317,558	$0	$0	$202,091,684
	75.01 - 80.00	$183,440,566	$112,605	$0	$0	$183,553,171
	> 80.00	$9,583,053	$0	$0	$0	$9,583,053
Total Manitoba		$1,611,720,720	$2,164,164	$541,542	$1,110,443	$1,615,536,870

RBC Covered Bond Programme		Monthly Investor Report - May 31, 2018				Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/31/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$22,435,247	$12,858	$0	$0	$22,448,105
	20.01 - 25.00	$15,044,906	$0	$0	$38,259	$15,083,164
	25.01 - 30.00	$23,991,807	$0	$0	$82,666	$24,074,473
	30.01 - 35.00	$33,320,797	$0	$13,575	$43,908	$33,378,280
	35.01 - 40.00	$43,664,619	$0	$0	$98,550	$43,763,169
	40.01 - 45.00	$63,052,641	$0	$0	$0	$63,052,641
	45.01 - 50.00	$84,881,975	$269,783	$101,301	$0	$85,253,059
	50.01 - 55.00	$86,751,641	$236,776	$0	$230,063	$87,218,479
	55.01 - 60.00	$75,074,266	$100,760	$0	$184,444	$75,359,469
	60.01 - 65.00	$41,457,313	$0	$0	$105,802	$41,563,115
	65.01 - 70.00	$20,484,653	$0	$0	$0	$20,484,653
	70.01 - 75.00	$29,298,832	$0	$0	$0	$29,298,832
	75.01 - 80.00	$29,514,000	$0	$0	$0	$29,514,000
	> 80.00	$1,985,728	$0	$0	$0	$1,985,728
Total New Brunswick		$570,958,423	$620,177	$114,875	$783,692	$572,477,167

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$19,459,962	$69,627	$0	$0	$19,529,589
Labrador	20.01 - 25.00	$12,995,204	$0	$0	$0	$12,995,204
	25.01 - 30.00	$18,141,166	$0	$0	$47,012	$18,188,178
	30.01 - 35.00	$27,958,389	$0	$0	$0	$27,958,389
	35.01 - 40.00	$37,751,525	$0	$0	$27,361	$37,778,886
	40.01 - 45.00	$55,843,672	$0	$114,721	$88,032	$56,046,425
	45.01 - 50.00	$75,974,064	$0	$0	$0	$75,974,064
	50.01 - 55.00	$91,295,067	$46,986	$341,846	$0	$91,683,899
	55.01 - 60.00	$69,591,391	$162,568	$0	$290,810	$70,044,769
	60.01 - 65.00	$41,567,083	$0	$0	$282,455	$41,849,538
	65.01 - 70.00	$19,863,071	$0	$0	$0	$19,863,071
	70.01 - 75.00	$24,248,685	$0	$0	$0	$24,248,685
	75.01 - 80.00	$23,676,411	$0	$0	$0	$23,676,411
	> 80.00	$1,664,222	$0	$0	$0	$1,664,222
Total Newfoundland and Labrador		$520,029,913	$279,182	$456,567	$735,670	$521,501,331

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$771,620	$0	$0	$0	$771,620
Territories	20.01 - 25.00	$551,326	$0	$0	$0	$551,326
	25.01 - 30.00	$122,447	$0	$0	$0	$122,447
	30.01 - 35.00	$347,812	$0	$0	$0	$347,812
	35.01 - 40.00	$832,975	$0	$0	$0	$832,975
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$611,040	$0	$0	$0	$611,040
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$296,110	$0	$0	$0	$296,110
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$3,533,329	$0	$0	$0	$3,533,329

RBC Covered Bond Programme		Monthly Investor Report - May 31, 2018				Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/31/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$33,761,687	$71,143	$148	$22,930	$33,855,907
	20.01 - 25.00	$28,969,738	$69,075	$0	$0	$29,038,814
	25.01 - 30.00	$32,203,813	$0	$0	$0	$32,203,813
	30.01 - 35.00	$44,363,798	$44,646	$0	$0	$44,408,443
	35.01 - 40.00	$56,199,128	$104,106	$0	$228,354	$56,531,588
	40.01 - 45.00	$77,510,346	$53,810	$258,700	$393,584	$78,216,440
	45.01 - 50.00	$102,416,144	$0	$0	$275,551	$102,691,696
	50.01 - 55.00	$111,343,352	$86,817	$230,010	$289,814	$111,949,994
	55.01 - 60.00	$107,212,906	$0	$155,772	$210,775	$107,579,453
	60.01 - 65.00	$100,678,627	$234,851	$148,578	$363,272	$101,425,328
	65.01 - 70.00	$124,362,029	$0	$0	$0	$124,362,029
	70.01 - 75.00	$126,974,883	$0	$0	$200,929	$127,175,812
	75.01 - 80.00	$102,159,979	$0	$0	$102,351	$102,262,330
	> 80.00	$1,694,072	$0	$0	$0	$1,694,072
Total Nova Scotia		$1,049,850,502	$664,448	$793,207	$2,087,561	$1,053,395,718

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$43,113	$0	$0	$0	$43,113
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$43,113	$0	$0	$0	$43,113

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$1,671,173,052	$656,063	$0	$53,277	$1,671,882,392
	20.01 - 25.00	$1,147,306,566	$1,431,952	$186,204	$64,314	$1,148,989,036
	25.01 - 30.00	$1,614,556,096	$647,671	$99,658	$10,485	$1,615,313,911
	30.01 - 35.00	$2,232,648,057	$1,561,444	$1,365,660	$598,325	$2,236,173,487
	35.01 - 40.00	$2,700,446,960	$2,326,749	$651,220	$17,933	$2,703,442,862
	40.01 - 45.00	$3,018,461,855	$1,533,741	$621,026	$317,442	$3,020,934,064
	45.01 - 50.00	$3,298,518,603	$804,185	$2,885,059	$1,658,043	$3,303,865,890
	50.01 - 55.00	$2,811,513,799	$2,401,068	$0	$1,466,024	$2,815,380,891
	55.01 - 60.00	$2,215,811,801	$1,674,623	$398,119	$1,516,862	$2,219,401,405
	60.01 - 65.00	$1,566,802,810	$0	$0	$212,716	$1,567,015,526
	65.01 - 70.00	$1,362,906,476	$0	$133,946	$223,085	$1,363,263,507
	70.01 - 75.00	$1,115,584,741	$0	$214,396	$0	$1,115,799,137
	75.01 - 80.00	$1,092,645,531	$0	$0	$91,202	$1,092,736,734
	> 80.00	$466,038,627	$0	$0	$0	$466,038,627
Total Ontario		$26,314,414,975	$13,037,498	$6,555,287	$6,229,708	$26,340,237,468

RBC Covered Bond Programme		Monthly Investor Report - May 31, 2018				Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/31/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$5,525,476	$0	$0	$0	$5,525,476
Island	20.01 - 25.00	$4,287,062	$0	$0	$0	$4,287,062
	25.01 - 30.00	$5,021,959	$0	$0	$0	$5,021,959
	30.01 - 35.00	$7,067,918	$125,253	$0	$0	$7,193,172
	35.01 - 40.00	$7,881,285	$0	$0	$0	$7,881,285
	40.01 - 45.00	$12,345,675	$0	$0	$63,823	$12,409,497
	45.01 - 50.00	$16,805,794	$0	$15,449	$38,384	$16,859,627
	50.01 - 55.00	$18,641,286	$0	$0	$0	$18,641,286
	55.01 - 60.00	$16,496,773	$0	$0	$102,135	$16,598,908
	60.01 - 65.00	$14,713,136	$0	$0	$68,125	$14,781,260
	65.01 - 70.00	$3,865,407	$0	$0	$77,879	$3,943,285
	70.01 - 75.00	$5,746,430	$0	$0	$0	$5,746,430
	75.01 - 80.00	$5,501,697	$0	$0	$0	$5,501,697
	> 80.00	$144,323	$0	$0	$0	$144,323
Total Prince Edward Island		$124,044,221	$125,253	$15,449	$350,345	$124,535,268

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$199,701,214	$0	$0	$4,964	$199,706,178
	20.01 - 25.00	$137,515,420	$0	$0	$69,903	$137,585,323
	25.01 - 30.00	$190,319,096	$18,406	$123,398	$591,813	$191,052,713
	30.01 - 35.00	$243,250,702	$0	$0	$167,006	$243,417,708
	35.01 - 40.00	$299,777,411	$116,717	$140,096	$161,784	$300,196,007
	40.01 - 45.00	$383,488,700	$330,645	$0	$489,958	$384,309,304
	45.01 - 50.00	$473,745,443	$183,160	$329,506	$581,352	$474,839,461
	50.01 - 55.00	$598,996,963	$1,249,160	$108,231	$1,082,960	$601,437,314
	55.01 - 60.00	$663,638,907	$267,379	$0	$605,116	$664,511,401
	60.01 - 65.00	$738,947,951	$215,553	$141,973	$928,761	$740,234,238
	65.01 - 70.00	$810,693,087	$769,836	$63,901	$279,715	$811,806,539
	70.01 - 75.00	$818,292,834	$450,931	$0	$732,287	$819,476,052
	75.01 - 80.00	$430,166,694	$171,950	$0	$125,528	$430,464,173
	> 80.00	$29,780,532	$0	$0	$565,495	$30,346,027
Total Quebec		$6,018,314,953	$3,773,737	$907,104	$6,386,643	$6,029,382,436

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$64,755,685	$0	$22,843	$210,977	$64,989,506
	20.01 - 25.00	$49,501,701	$751	$0	$261,622	$49,764,073
	25.01 - 30.00	$63,522,590	$0	$65,086	$162,369	$63,750,045
	30.01 - 35.00	$93,286,200	$110,300	$0	$133,234	$93,529,734
	35.01 - 40.00	$133,640,977	$0	$0	$486,543	$134,127,519
	40.01 - 45.00	$196,322,448	$60,952	$161,852	$607,635	$197,152,887
	45.01 - 50.00	$272,872,621	$1,686,430	$0	$2,830,717	$277,389,768
	50.01 - 55.00	$274,418,165	$210,353	$411,861	$817,752	$275,858,130
	55.01 - 60.00	$189,458,407	$342,406	$179,788	$1,574,771	$191,555,372
	60.01 - 65.00	$99,817,747	$0	$308,072	$187,700	$100,313,519
	65.01 - 70.00	$47,843,558	$0	$0	$0	$47,843,558
	70.01 - 75.00	$52,546,407	$0	$0	$0	$52,546,407
	75.01 - 80.00	$48,006,419	$0	$0	$0	$48,006,419
	> 80.00	$2,207,192	$0	$0	$0	$2,207,192
Total Saskatchewan		$1,588,200,116	$2,411,192	$1,149,501	$7,273,321	$1,599,034,130

RBC Covered Bond Programme		Monthly Investor Report - May 31, 2018				Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/31/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$1,984,637	$0	$0	$0	$1,984,637
	20.01 - 25.00	$1,188,542	$0	$0	$0	$1,188,542
	25.01 - 30.00	$1,317,537	$0	$0	$0	$1,317,537
	30.01 - 35.00	$1,057,058	$0	$0	$0	$1,057,058
	35.01 - 40.00	$2,531,381	$0	$0	$0	$2,531,381
	40.01 - 45.00	$5,662,849	$0	$0	$0	$5,662,849
	45.01 - 50.00	$5,471,370	$0	$0	$0	$5,471,370
	50.01 - 55.00	$1,836,791	$0	$0	$0	$1,836,791
	55.01 - 60.00	$1,061,664	$0	$0	$0	$1,061,664
	60.01 - 65.00	$566,548	$0	$0	$0	$566,548
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$125,728	$0	$0	$0	$125,728
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$22,804,106	$0	$0	$0	$22,804,106

Grand Total		$58,116,026,345	$39,776,984	$15,544,871	$53,334,456	$58,224,682,656

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.39	0.00	0.00	0.00	0.39
	20.01 - 25.00	0.27	0.00	0.00	0.00	0.27
	25.01 - 30.00	0.36	0.00	0.00	0.00	0.36
	30.01 - 35.00	0.48	0.00	0.00	0.00	0.48
	35.01 - 40.00	0.61	0.00	0.00	0.00	0.61
	40.01 - 45.00	0.76	0.00	0.00	0.01	0.77
	45.01 - 50.00	1.01	0.00	0.00	0.00	1.02
	50.01 - 55.00	1.14	0.00	0.00	0.00	1.14
	55.01 - 60.00	1.28	0.00	0.00	0.00	1.28
	60.01 - 65.00	1.34	0.00	0.00	0.01	1.35
	65.01 - 70.00	1.48	0.00	0.00	0.01	1.48
	70.01 - 75.00	1.52	0.00	0.00	0.00	1.52
	75.01 - 80.00	1.44	0.00	0.00	0.00	1.45
	> 80.00	0.47	0.00	0.00	0.00	0.47
Total Alberta		12.53	0.01	0.01	0.04	12.58

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	2.26	0.00	0.00	0.00	2.26
	20.01 - 25.00	1.53	0.00	0.00	0.00	1.53
	25.01 - 30.00	2.11	0.00	0.00	0.00	2.11
	30.01 - 35.00	2.71	0.00	0.00	0.00	2.71
	35.01 - 40.00	3.25	0.00	0.00	0.00	3.25
	40.01 - 45.00	2.81	0.00	0.00	0.01	2.82
	45.01 - 50.00	2.40	0.00	0.00	0.00	2.40
	50.01 - 55.00	1.68	0.00	0.00	0.00	1.68
	55.01 - 60.00	1.09	0.00	0.00	0.00	1.09
	60.01 - 65.00	0.85	0.00	0.00	0.00	0.85
	65.01 - 70.00	0.75	0.00	0.00	0.00	0.75
	70.01 - 75.00	0.47	0.00	0.00	0.00	0.47
	75.01 - 80.00	0.41	0.00	0.00	0.00	0.41
	> 80.00	0.02	0.00	0.00	0.00	0.02
Total British Columbia		22.32	0.02	0.00	0.01	22.36

RBC Covered Bond Programme		Monthly Investor Report - May 31, 2018				Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/31/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.09	0.00	0.00	0.00	0.09
	20.01 - 25.00	0.06	0.00	0.00	0.00	0.06
	25.01 - 30.00	0.08	0.00	0.00	0.00	0.08
	30.01 - 35.00	0.10	0.00	0.00	0.00	0.10
	35.01 - 40.00	0.14	0.00	0.00	0.00	0.15
	40.01 - 45.00	0.18	0.00	0.00	0.00	0.18
	45.01 - 50.00	0.24	0.00	0.00	0.00	0.24
	50.01 - 55.00	0.28	0.00	0.00	0.00	0.29
	55.01 - 60.00	0.29	0.00	0.00	0.00	0.29
	60.01 - 65.00	0.30	0.00	0.00	0.00	0.30
	65.01 - 70.00	0.32	0.00	0.00	0.00	0.32
	70.01 - 75.00	0.35	0.00	0.00	0.00	0.35
	75.01 - 80.00	0.32	0.00	0.00	0.00	0.32
	> 80.00	0.02	0.00	0.00	0.00	0.02
Total Manitoba		2.77	0.00	0.00	0.00	2.77

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.04	0.00	0.00	0.00	0.04
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.06	0.00	0.00	0.00	0.06
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.08
	40.01 - 45.00	0.11	0.00	0.00	0.00	0.11
	45.01 - 50.00	0.15	0.00	0.00	0.00	0.15
	50.01 - 55.00	0.15	0.00	0.00	0.00	0.15
	55.01 - 60.00	0.13	0.00	0.00	0.00	0.13
	60.01 - 65.00	0.07	0.00	0.00	0.00	0.07
	65.01 - 70.00	0.04	0.00	0.00	0.00	0.04
	70.01 - 75.00	0.05	0.00	0.00	0.00	0.05
	75.01 - 80.00	0.05	0.00	0.00	0.00	0.05
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.98	0.00	0.00	0.00	0.98

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.03	0.00	0.00	0.00	0.03
Labrador	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.05	0.00	0.00	0.00	0.05
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.10	0.00	0.00	0.00	0.10
	45.01 - 50.00	0.13	0.00	0.00	0.00	0.13
	50.01 - 55.00	0.16	0.00	0.00	0.00	0.16
	55.01 - 60.00	0.12	0.00	0.00	0.00	0.12
	60.01 - 65.00	0.07	0.00	0.00	0.00	0.07
	65.01 - 70.00	0.03	0.00	0.00	0.00	0.03
	70.01 - 75.00	0.04	0.00	0.00	0.00	0.04
	75.01 - 80.00	0.04	0.00	0.00	0.00	0.04
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.89	0.00	0.00	0.00	0.90

RBC Covered Bond Programme		Monthly Investor Report - May 31, 2018				Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/31/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.01	0.00	0.00	0.00	0.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.06	0.00	0.00	0.00	0.06
	20.01 - 25.00	0.05	0.00	0.00	0.00	0.05
	25.01 - 30.00	0.06	0.00	0.00	0.00	0.06
	30.01 - 35.00	0.08	0.00	0.00	0.00	0.08
	35.01 - 40.00	0.10	0.00	0.00	0.00	0.10
	40.01 - 45.00	0.13	0.00	0.00	0.00	0.13
	45.01 - 50.00	0.18	0.00	0.00	0.00	0.18
	50.01 - 55.00	0.19	0.00	0.00	0.00	0.19
	55.01 - 60.00	0.18	0.00	0.00	0.00	0.18
	60.01 - 65.00	0.17	0.00	0.00	0.00	0.17
	65.01 - 70.00	0.21	0.00	0.00	0.00	0.21
	70.01 - 75.00	0.22	0.00	0.00	0.00	0.22
	75.01 - 80.00	0.18	0.00	0.00	0.00	0.18
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.80	0.00	0.00	0.00	1.81

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme		Monthly Investor Report - May 31, 2018				Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/31/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	2.87	0.00	0.00	0.00	2.87
	20.01 - 25.00	1.97	0.00	0.00	0.00	1.97
	25.01 - 30.00	2.77	0.00	0.00	0.00	2.77
	30.01 - 35.00	3.83	0.00	0.00	0.00	3.84
	35.01 - 40.00	4.64	0.00	0.00	0.00	4.64
	40.01 - 45.00	5.18	0.00	0.00	0.00	5.19
	45.01 - 50.00	5.67	0.00	0.00	0.00	5.67
	50.01 - 55.00	4.83	0.00	0.00	0.00	4.84
	55.01 - 60.00	3.81	0.00	0.00	0.00	3.81
	60.01 - 65.00	2.69	0.00	0.00	0.00	2.69
	65.01 - 70.00	2.34	0.00	0.00	0.00	2.34
	70.01 - 75.00	1.92	0.00	0.00	0.00	1.92
	75.01 - 80.00	1.88	0.00	0.00	0.00	1.88
	> 80.00	0.80	0.00	0.00	0.00	0.80
Total Ontario		45.19	0.02	0.01	0.01	45.24

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.03	0.00	0.00	0.00	0.03
	50.01 - 55.00	0.03	0.00	0.00	0.00	0.03
	55.01 - 60.00	0.03	0.00	0.00	0.00	0.03
	60.01 - 65.00	0.03	0.00	0.00	0.00	0.03
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.21	0.00	0.00	0.00	0.21

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.34	0.00	0.00	0.00	0.34
	20.01 - 25.00	0.24	0.00	0.00	0.00	0.24
	25.01 - 30.00	0.33	0.00	0.00	0.00	0.33
	30.01 - 35.00	0.42	0.00	0.00	0.00	0.42
	35.01 - 40.00	0.51	0.00	0.00	0.00	0.52
	40.01 - 45.00	0.66	0.00	0.00	0.00	0.66
	45.01 - 50.00	0.81	0.00	0.00	0.00	0.82
	50.01 - 55.00	1.03	0.00	0.00	0.00	1.03
	55.01 - 60.00	1.14	0.00	0.00	0.00	1.14
	60.01 - 65.00	1.27	0.00	0.00	0.00	1.27
	65.01 - 70.00	1.39	0.00	0.00	0.00	1.39
	70.01 - 75.00	1.41	0.00	0.00	0.00	1.41
	75.01 - 80.00	0.74	0.00	0.00	0.00	0.74
	> 80.00	0.05	0.00	0.00	0.00	0.05
Total Quebec		10.34	0.01	0.00	0.01	10.36

RBC Covered Bond Programme		Monthly Investor Report - May 31, 2018				Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/31/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.11	0.00	0.00	0.00	0.11
	20.01 - 25.00	0.09	0.00	0.00	0.00	0.09
	25.01 - 30.00	0.11	0.00	0.00	0.00	0.11
	30.01 - 35.00	0.16	0.00	0.00	0.00	0.16
	35.01 - 40.00	0.23	0.00	0.00	0.00	0.23
	40.01 - 45.00	0.34	0.00	0.00	0.00	0.34
	45.01 - 50.00	0.47	0.00	0.00	0.00	0.48
	50.01 - 55.00	0.47	0.00	0.00	0.00	0.47
	55.01 - 60.00	0.33	0.00	0.00	0.00	0.33
	60.01 - 65.00	0.17	0.00	0.00	0.00	0.17
	65.01 - 70.00	0.08	0.00	0.00	0.00	0.08
	70.01 - 75.00	0.09	0.00	0.00	0.00	0.09
	75.01 - 80.00	0.08	0.00	0.00	0.00	0.08
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.73	0.00	0.00	0.01	2.75

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.04	0.00	0.00	0.00	0.04

Grand Total		99.81	0.07	0.03	0.09	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score		Principal Balance	Percentage
20.00 and below	Score Unavailable		$4,873,128	0.01
	499 and below		$13,639,969	0.02
	500 - 539		$1,942,402	0.00
	540 - 559		$2,525,501	0.00
	560 - 579		$2,426,044	0.00
	580 - 599		$5,480,468	0.01
	600 - 619		$8,794,369	0.02
	620 - 639		$11,766,344	0.02
	640 - 659		$18,039,094	0.03
	660 - 679		$37,730,414	0.06
	680 - 699		$59,705,413	0.10
	700 - 719		$86,249,500	0.15
	720 - 739		$109,843,443	0.19
	740 - 759		$126,120,976	0.22
	760 - 779		$164,941,480	0.28
	780 - 799		$231,155,064	0.40
	800 and above		$2,729,324,212	4.69
Total			$3,614,557,819	6.21

RBC Covered Bond Programme		Monthly Investor Report - May 31, 2018				Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/31/2018
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$982,139	0.00
	499 and below	$8,420,309	0.01
	500 - 539	$2,976,330	0.01
	540 - 559	$653,507	0.00
	560 - 579	$2,640,035	0.00
	580 - 599	$3,182,487	0.01
	600 - 619	$6,222,135	0.01
	620 - 639	$9,130,072	0.02
	640 - 659	$20,108,766	0.03
	660 - 679	$24,795,136	0.04
	680 - 699	$44,548,693	0.08
	700 - 719	$67,575,149	0.12
	720 - 739	$88,476,283	0.15
	740 - 759	$96,243,856	0.17
	760 - 779	$131,154,408	0.23
	780 - 799	$172,580,523	0.30
	800 and above	$1,802,481,972	3.10
Total		$2,482,171,800	4.26

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$1,647,008	0.00
	499 and below	$9,707,732	0.02
	500 - 539	$7,229,793	0.01
	540 - 559	$7,105,763	0.01
	560 - 579	$5,408,719	0.01
	580 - 599	$9,535,686	0.02
	600 - 619	$8,570,054	0.01
	620 - 639	$20,372,254	0.03
	640 - 659	$34,853,497	0.06
	660 - 679	$46,505,909	0.08
	680 - 699	$78,372,829	0.13
	700 - 719	$107,602,778	0.18
	720 - 739	$135,294,530	0.23
	740 - 759	$157,422,159	0.27
	760 - 779	$199,989,777	0.34
	780 - 799	$258,930,864	0.44
	800 and above	$2,345,423,012	4.03
Total		$3,433,972,365	5.90

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$4,029,370	0.01
	499 and below	$17,805,079	0.03
	500 - 539	$6,116,485	0.01
	540 - 559	$5,245,685	0.01
	560 - 579	$5,935,692	0.01
	580 - 599	$12,121,162	0.02
	600 - 619	$17,161,333	0.03
	620 - 639	$35,829,906	0.06
	640 - 659	$52,436,439	0.09
	660 - 679	$84,907,647	0.15
	680 - 699	$136,949,456	0.24
	700 - 719	$168,836,690	0.29
	720 - 739	$202,725,663	0.35
	740 - 759	$237,869,979	0.41
	760 - 779	$292,982,295	0.50
	780 - 799	$364,289,154	0.63
	800 and above	$2,959,428,893	5.08
Total		$4,604,670,928	7.91

RBC Covered Bond Programme		Monthly Investor Report - May 31, 2018		Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/31/2018
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$3,104,569	0.01
	499 and below	$12,859,810	0.02
	500 - 539	$10,145,650	0.02
	540 - 559	$7,523,122	0.01
	560 - 579	$14,230,955	0.02
	580 - 599	$17,900,379	0.03
	600 - 619	$29,311,575	0.05
	620 - 639	$45,293,082	0.08
	640 - 659	$72,694,193	0.12
	660 - 679	$115,221,736	0.20
	680 - 699	$181,968,905	0.31
	700 - 719	$235,416,597	0.40
	720 - 739	$272,122,664	0.47
	740 - 759	$304,369,280	0.52
	760 - 779	$389,478,578	0.67
	780 - 799	$502,619,173	0.86
	800 and above	$3,404,513,013	5.85
Total		$5,618,773,281	9.65

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$476,751	0.00
	499 and below	$20,575,140	0.04
	500 - 539	$13,578,535	0.02
	540 - 559	$11,915,625	0.02
	560 - 579	$13,316,163	0.02
	580 - 599	$20,669,183	0.04
	600 - 619	$36,662,050	0.06
	620 - 639	$57,345,552	0.10
	640 - 659	$98,880,366	0.17
	660 - 679	$145,485,227	0.25
	680 - 699	$217,220,093	0.37
	700 - 719	$277,173,254	0.48
	720 - 739	$339,785,135	0.58
	740 - 759	$390,499,703	0.67
	760 - 779	$440,407,109	0.76
	780 - 799	$519,557,961	0.89
	800 and above	$3,408,684,360	5.85
Total		$6,012,232,209	10.33

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$409,164	0.00
	499 and below	$20,661,241	0.04
	500 - 539	$20,650,970	0.04
	540 - 559	$16,698,235	0.03
	560 - 579	$16,442,625	0.03
	580 - 599	$29,828,701	0.05
	600 - 619	$47,051,250	0.08
	620 - 639	$82,141,543	0.14
	640 - 659	$119,120,203	0.20
	660 - 679	$184,376,755	0.32
	680 - 699	$263,858,223	0.45
	700 - 719	$358,079,087	0.61
	720 - 739	$387,304,781	0.67
	740 - 759	$454,484,233	0.78
	760 - 779	$511,724,917	0.88
	780 - 799	$600,889,415	1.03
	800 and above	$3,357,736,738	5.77
Total		$6,471,458,081	11.11

RBC Covered Bond Programme		Monthly Investor Report - May 31, 2018		Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/31/2018
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$2,430,252	0.00
	499 and below	$12,161,782	0.02
	500 - 539	$17,271,696	0.03
	540 - 559	$11,478,046	0.02
	560 - 579	$17,250,728	0.03
	580 - 599	$23,762,516	0.04
	600 - 619	$43,226,720	0.07
	620 - 639	$72,698,412	0.12
	640 - 659	$116,549,797	0.20
	660 - 679	$184,932,740	0.32
	680 - 699	$249,940,136	0.43
	700 - 719	$347,864,003	0.60
	720 - 739	$399,235,847	0.69
	740 - 759	$418,063,177	0.72
	760 - 779	$473,192,455	0.81
	780 - 799	$549,555,543	0.94
	800 and above	$2,870,732,513	4.93
Total		$5,810,346,362	9.98

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$511,369	0.00
	499 and below	$11,336,980	0.02
	500 - 539	$12,317,614	0.02
	540 - 559	$7,902,292	0.01
	560 - 579	$16,832,838	0.03
	580 - 599	$20,710,393	0.04
	600 - 619	$40,084,474	0.07
	620 - 639	$60,903,894	0.10
	640 - 659	$108,015,552	0.19
	660 - 679	$183,842,005	0.32
	680 - 699	$250,153,230	0.43
	700 - 719	$331,137,499	0.57
	720 - 739	$365,676,115	0.63
	740 - 759	$402,520,561	0.69
	760 - 779	$397,007,373	0.68
	780 - 799	$479,898,103	0.82
	800 and above	$2,208,914,632	3.79
Total		$4,897,764,924	8.41

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$713,758	0.00
	499 and below	$8,065,379	0.01
	500 - 539	$8,895,007	0.02
	540 - 559	$6,007,791	0.01
	560 - 579	$11,849,025	0.02
	580 - 599	$18,121,447	0.03
	600 - 619	$33,127,685	0.06
	620 - 639	$57,123,085	0.10
	640 - 659	$82,787,955	0.14
	660 - 679	$144,161,413	0.25
	680 - 699	$204,040,735	0.35
	700 - 719	$270,071,554	0.46
	720 - 739	$308,095,223	0.53
	740 - 759	$326,042,359	0.56
	760 - 779	$359,811,673	0.62
	780 - 799	$399,556,397	0.69
	800 and above	$1,826,118,001	3.14
Total		$4,064,588,487	6.98

RBC Covered Bond Programme		Monthly Investor Report - May 31, 2018		Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/31/2018
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$660,740	0.00
	499 and below	$9,975,317	0.02
	500 - 539	$9,039,846	0.02
	540 - 559	$7,120,614	0.01
	560 - 579	$9,718,175	0.02
	580 - 599	$17,078,750	0.03
	600 - 619	$26,235,760	0.05
	620 - 639	$56,051,287	0.10
	640 - 659	$84,861,461	0.15
	660 - 679	$117,555,414	0.20
	680 - 699	$193,016,543	0.33
	700 - 719	$248,400,785	0.43
	720 - 739	$274,711,193	0.47
	740 - 759	$313,129,324	0.54
	760 - 779	$341,196,116	0.59
	780 - 799	$402,058,789	0.69
	800 and above	$1,767,160,867	3.04
Total		$3,877,970,981	6.66

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$0	0.00
	499 and below	$6,558,480	0.01
	500 - 539	$7,318,422	0.01
	540 - 559	$4,728,506	0.01
	560 - 579	$9,387,636	0.02
	580 - 599	$13,181,538	0.02
	600 - 619	$27,957,909	0.05
	620 - 639	$49,833,481	0.09
	640 - 659	$95,876,039	0.16
	660 - 679	$164,730,825	0.28
	680 - 699	$212,067,433	0.36
	700 - 719	$266,511,610	0.46
	720 - 739	$293,736,681	0.50
	740 - 759	$289,709,306	0.50
	760 - 779	$333,842,975	0.57
	780 - 799	$353,693,852	0.61
	800 and above	$1,407,129,170	2.42
Total		$3,536,263,865	6.07

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$0	0.00
	499 and below	$1,298,616	0.00
	500 - 539	$4,348,370	0.01
	540 - 559	$5,366,593	0.01
	560 - 579	$4,387,622	0.01
	580 - 599	$9,819,685	0.02
	600 - 619	$19,425,634	0.03
	620 - 639	$37,418,267	0.06
	640 - 659	$93,681,623	0.16
	660 - 679	$132,336,616	0.23
	680 - 699	$209,026,746	0.36
	700 - 719	$233,650,986	0.40
	720 - 739	$258,997,069	0.44
	740 - 759	$277,503,843	0.48
	760 - 779	$310,076,051	0.53
	780 - 799	$322,328,293	0.55
	800 and above	$1,079,733,791	1.85
Total		$2,999,399,805	5.15

RBC Covered Bond Programme		Monthly Investor Report - May 31, 2018		Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 5/31/2018
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
> 80.00	Score Unavailable	$0	0.00
	499 and below	$1,131,439	0.00
	500 - 539	$461,926	0.00
	540 - 559	$341,290	0.00
	560 - 579	$1,844,646	0.00
	580 - 599	$2,948,280	0.01
	600 - 619	$6,886,940	0.01
	620 - 639	$12,078,298	0.02
	640 - 659	$39,443,022	0.07
	660 - 679	$46,304,888	0.08
	680 - 699	$66,213,828	0.11
	700 - 719	$72,784,553	0.13
	720 - 739	$71,490,328	0.12
	740 - 759	$77,692,867	0.13
	760 - 779	$78,020,273	0.13
	780 - 799	$91,839,456	0.16
	800 and above	$231,029,716	0.40
Total		$800,511,749	1.37

Grand Total		$58,224,682,656	100.00

RBC Covered Bond Programme		Monthly Investor Report - May 31, 2018		Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report Appendix
Housing Price Index Methodology

Indexation Methodology
The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.

Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceindex.ca.

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan.  First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property.  Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology
The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information.  As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value
The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index.  The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property.  This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan.  In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2018	Page 21 of 21